25. SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital
Schedule of number of shares and stated value of outstanding shares

The number of shares and stated value of the outstanding shares were as follows:

	2017		2016
As at December 31,	Number of shares	Stated value	Number of shares	Stated value
Common Shares	74,252,460	$26,580	74,252,460	$340,602
Voting Participating Preferred Shares	7,034,444	48,246	7,034,444	77,995
Non-Voting Participating Preferred Shares	38,391,823	77,846	38,384,823	240,128
Director Voting Preferred Shares	1,000	10	1,000	10
Share capital		$152,682		$658,735